Accounts Receivable, Net - Schedule of Warranty Deposit in Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Warranty Deposit in Accounts Receivable [Line Items]
Total warranty deposit	$ 2,839,750	$ 2,857,115
Within 1 year [Member]
Schedule of Warranty Deposit in Accounts Receivable [Line Items]
Total warranty deposit	2,321,940	2,186,969
1-2 years [Member]
Schedule of Warranty Deposit in Accounts Receivable [Line Items]
Total warranty deposit	336,519	448,845
2-3 years [Member]
Schedule of Warranty Deposit in Accounts Receivable [Line Items]
Total warranty deposit	56,542	211,226
3-4 years [Member]
Schedule of Warranty Deposit in Accounts Receivable [Line Items]
Total warranty deposit	4,568	10,075
>4 years [Member]
Schedule of Warranty Deposit in Accounts Receivable [Line Items]
Total warranty deposit	$ 120,181